Assets Pledged and Received as Collateral - Additional information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Loaned securities for which the borrowers have the right to sell or repledge	¥ 17,619,448	¥ 16,074,462
Fair value of securities and bills accepted as collateral	27,668,614	21,132,963
Fair value of securities sold or repledged to others	¥ 13,400,920	¥ 13,379,295